Related parties	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Related parties

7. Related parties

a) An analysis of balances due from/to related parties at December 31, 2025 and 2024 is provided below.

All companies are considered affiliates, since the Company’s primary shareholders or directors are also direct or indirect shareholders or directors of the related parties:

	Type of transaction	Country of origin	2025		2024		Terms
Due from:
Frontier Airlines Inc. (“Frontier”)	Code-share	USA	US$	3,436	US$	2,161	30 days
Due to:
MRO Commercial, S.A. (“MROC”)	Aircraft maintenance and technical support	El Salvador	US$	1,817	US$	979	30 days
Frontier Airlines Inc. (“Frontier”)	Code-share	USA		1,233		662	30 days
Chevez, Ruiz, Zamarripa y Cía., S.C.	Professional fees	Mexico		874		117	30 days
A&P International Services, S.A.P.I. de C.V. (“AISG”)	Aircraft maintenance	Mexico		393		299	30 days
Mijares, Angoitia, Cortés y Fuentes, S.C.	Professional fees	Mexico		142		146	30 days
Jetsmart Airlines S.A. (“Jetsmart Argentina”)	Engine lease	Argentina		80		80	30 days
Volantio, Inc.	Customer support services	USA		62		80	30 days
			US$	4,601	US$	2,363

b) During the years ended December 31, 2025, 2024 and 2023, the Company had the following transactions with related parties:

Related party transactions	Country of origin	2025		2024		2023
Revenues:
Transactions with affiliates
Frontier Airlines Inc (“Frontier”)
Code-share	USA	US$	10,453	US$	5,478	US$	—
Jetsmart Airlines S.A. (“Jetsmart Argentina”)
Leases	Argentina		1,121		80		—
Jetsmart Airlines SpA (“Jetsmart Chile”)
Professional services	Chile		336		240		—
Expenses:
Transactions with affiliates
MRO Commercial, S.A.
Aircraft maintenance (1)	El Salvador	US$	23,299	US$	21,354	US$	15,674
Technical support	El Salvador		52		24		17
A&P International Services, S.A.P.I de C.V. (“AISG”)
Aircraft maintenance	Mexico		3,770		2,986		2,895
Chevez, Ruiz, Zamarripa y Cía, S.C.
Professional fees	Mexico		1,268		192		1,175
Volantio Inc.
Customer support services	USA		688		420		—
Mijares, Angoitia, Cortés y Fuentes, S.C.
Professional fees	Mexico		808		196		225
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (“OMA”)
Airport services	Mexico		—		—		12,263
Servprot, S.A. de C.V.
Security services	Mexico		—		—		115

(1)	Includes amounts as part of major maintenance.

c)	Frontier Airlines Inc. (“Frontier”)

Frontier is considered a related party because Brian H. Franke and Andrew Broderick serve as members of both the Company’s board of directors and Frontier’s board of directors. They are also managing directors of Indigo Partners, which has investments in both Companies.

As of December 31, 2025 and 2024, the account receivable was US$3,436 and US$2,161, respectively. As of December 31, 2025 and 2024, the account payable was US$1,233 and US$662, respectively.

During the years ended December 31, 2025 and 2024, the Company recognized revenue under this agreement of US$10,453 and US$5,478, respectively. During the year ended December 31, 2023, the Company did not have revenue transactions.

d)	Servprot S.A. de C.V. (“Servprot”)

Servprot was a related party until June 13, 2023, because Enrique Beltranena Mejicano, the Company’s Chief Executive Officer and director was shareholder of such Company. Servprot provides security services for Mr. Beltranena and his family.

During the years ended December 31, 2025 and 2024, the Company did not record any transactions under this agreement. During the year ended December 31, 2023, the Company recognized an expense of US$115.

e)	MRO Commercial, S.A. (“MROC”)

MRO Commercial, S.A. (“MROC”) and Aeromantenimiento, S.A. (“Aeroman”) are related parties because Mr. Joaquin Alberto Palomo a member of the board of directors of the Company is an alternate director of MRO Holdings, parent company of MROC, and Aeroman. Additionally, Marco Baldocchi, a member of the board of directors of the Company, was a member of Aeroman’s board of directors until November, 2024. On January 1, 2017, the Company entered into an aircraft repair and maintenance service agreement with Aeroman. On January 1, 2022, the Company entered into an amendment of such agreement where: (i) the agreement was assigned by Aeroman to MROC and Aeroman was appointed as the designated entity to perform the repairs and maintenance services; and (ii) the agreement was extended until January 1, 2027. On January 1, 2024, the agreement was further amended to extend the term until December 31, 2028.  On January 1, 2025, the Company signed an amendment and extended the agreement until December 31, 2035. The agreement provides for the exclusive use of MROC’s services for the repair and maintenance of aircraft, subject to availability of Aeroman facilities. Under the agreement, the related parties provide inspection, maintenance, repair and overhaul services for aircraft. The Company makes payments under the agreement depending on the services performed.

As of December 31, 2025 and 2024, the balance due under the agreement with MROC was US$1,817 and US$979, respectively.

During the years ended December 31, 2025, 2024 and 2023, the Company incurred expenses in aircraft maintenance and technical support expenses with MROC of US$23,351, US$21,378 and US$15,691, respectively.

f)	Mijares, Angoitia, Cortés y Fuentes, S.C. (“MACF”)

MACF is a related party because Ricardo Maldonado Yañez and Eugenio Macouzet de León, member and alternate member, respectively, of the board of the Company since April 2018, are partners of MACF provides legal services to us.

As of December 31, 2025 and 2024, the balance due under the agreement with MACF were US$142 and US$146, respectively.

During the years ended December 31, 2025, 2024 and 2023, the Company recognized expenses in legal services under this agreement amounted to US$808, US$196 and US$225, respectively.

g)	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (“OMA”)

OMA was considered a related party, because Mr. Ricardo Maldonado Yañez, was an independent member of OMA´s board of directors, is an independent member of our board of directors and the chairman of our Corporate Practices Committee. Additionally, Mrs. Guadalupe Phillips Margain, one of our independent members, was a member of OMA´s board of directors. As of the issuance date of this report, OMA is no longer a related party.

h)	Chevez, Ruiz, Zamarripa y Cía, S.C. (“Chevez”)

Chevez is a related party because Mr. José Luis Fernández Fernández is an independent member of the Board of Directors, as well as the chairman of the Audit Committee of the Company and non-managing limited partner of Chevez. Chevez provides tax advisory services to us.

As of December 31, 2025 and 2024, the account payable with Chevez was US$874 and US$117, respectively.

During the years ended December 31, 2025, 2024 and 2023, the Company recognized expenses with Chevez of US$1,268, US$192 and US$1,175, respectively.

i)	A&P International Services, S.A.P.I. de C.V. (“AISG”)

From July 4, 2022, AISG has been considered a related party due to Harry F. Krensky, a member of our Board of Directors, is the Chairman of the Board of Directors of AISG. Additionally, Harry F. Krensky is managing partner of Discovery Americas, a private equity firm that indirectly holds/manages an investment position in AISG.

As of December 31, 2025 and 2024, the account payable with AISG was US$393 and US$299, respectively.

During the years ended December 31, 2025, 2024 and 2023, the Company recognized expenses in aircraft and engine maintenance amounted to US$3,770, US$2,986 and US$2,895, respectively.

j)	Jetsmart Airlines SpA (“Jetsmart Chile”)

Jetsmart Chile is considered a related party because Brian H. Franke and Andrew Broderick serve on the Board of Directors of both, the Company and Jetsmart Chile. On March 15, 2024, the Company entered into an agreement to provide pilot professional technical cooperation services with Jetsmart Chile.

As of December 31, 2025 and 2024, the Company did not have outstanding balance due to Jetsmart Chile.

During the year ended December 31, 2025 and 2024, the Company recorded revenues in pilot professional technical cooperation services of US$336 and US$240, respectively.

k)	Jetsmart Airlines S.A. (“Jetsmart Argentina”)

Jetsmart Argentina is considered a related party because Brian H. Franke serves on the Board of Directors of both, the Company and Jetsmart Argentina. On December 11, 2024, the Company entered into an agreement to lease aircraft engines with Jetsmart Argentina.

As of December 31, 2025 and 2024, the account payable with Jetsmart Argentina was US$80 in both years.

During the year ended December 31, 2025 and 2024, the Company recorded revenues in lease aircraft engines of US$1,121 and US$80, respectively.

l)	CleanJoule, Inc. (“CleanJoule”)

CleanJoule is considered related party because Mr. Brian H. Franke, the chairman of our board of directors, is an officer of Franke Family Joule, LLC. Since May 23, 2023, he has been a shareholder of Clean Joule and has the right to appoint a member of its board of directors. Additionally, on May 23, 2023, Mr. Andrew Broderick, a member of our board of directors, was appointed by Franke Family Joule, LLC, as a member of the board of directors of CleanJoule. CleanJoule is a company that produces high-performance and cost-effective Sustainable Aviation Fuel from agricultural waste and organic residues. During 2024 and 2023, the Company directly purchased common stock of CleanJoule, recognizing 320,000 common stock shares amounting to US$4,000. As of February 23, 2026, CleanJoule changed its name to Cyclokinetics, Inc.

m)	Volantio, Inc. (“Volantio”)

Volantio is considered a related party because Mr. William Dean Donovan, an independent member of our Board of Directors, also serves in Volantio’s Board of Directors as of August 13, 2024. Volantio provides customer support services to the Company.

As of December 31, 2025 and 2024, the Company’s accounts payable to Volantio was US$62 and US$80, respectively.

During the year ended December 31, 2025 and 2024, the Company recognized expenses with Volantio of US$688 and US$420, respectively.

n)	Directors and officers

During the years ended December 31, 2025 and 2024, the chairman and the independent members of the Company’s board of directors received a net compensation of US$356 and US$414, respectively, and the rest of the directors received a net compensation of US$163 and US$116, respectively.

During the years ended December 31, 2025 and 2024, the amount paid to the chairman and independent members in-kind through the Company’s shares totaling US$829 and US$788, respectively.

During the years ended December 31, 2025, 2024 and 2023, all the Company’s senior management received an aggregate compensation for short-term benefits of US$17,217, US$15,157 and US$13,845, respectively, as well as long-term benefits of US$5,876, US$6,508 and US$5,689, respectively. These amounts were recognized in salaries and benefits in the consolidated statements of operations.

During the years ended December 31, 2025, 2024 and 2023, the cost of share-based payments MIP transactions was US$6,413, US$6,309 and US$6,048, respectively. The benefit of the cash-settled payments MIP II was US$141, US$1,131 and US$119, respectively. (Note 18).

The Company has a short-term benefit plan to certain personnel whereby cash bonuses are awarded for meeting certain Company’s performance targets. As of December 31, 2025 and 2024, the Company recorded a provision in the amount of US$9,835 and US$10,839, respectively. In relation with these cash bonuses, during the years ended December 31, 2025, 2024 and 2023, the Company recorded an expense for an amount of US$7,189, US$12,250 and US$6,357, respectively, under the caption salaries and benefits.